INVENTORIES	12 Months Ended
Jun. 30, 2015
INVENTORIES	OTE 7 — INVENTORIES The components of inventories were as follows:

(In millions)

June 30,	2015	2014

Raw materials	$1,100	$944
Work in process	202	266
Finished goods	1,600	1,450

Total	$2,902	$2,660